Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 557,041	₩ 398,797
Contract liabilities	365,610	347,462
Deferred revenue	65,228	39,528
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	655,329	503,452
Contract liabilities	413,442	357,633
Deferred revenue	₩ 92,557	₩ 96,198